INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2023
Intangible Assets
Schedule of intangible assets

	Purchased Intellectual Property (a)	Developed Intellectual Property (b)	Software	Total
	$	$	$	$
Cost
Balance at December 31, 2021	20,285	2,156	1,249	23,690
Additions	—	203	—	203
Reduction of deferred consideration	(4,639)	—	—	(4,639)
Write-down of intangible asset	—	—	(345)	(345)
Foreign exchange	(1,593)	262	(86)	(1,417)
At December 31, 2022	14,053	2,621	818	17,492
Additions	—	571	—	571
Write-down of intangible asset	(5,115)	—	—	(5,115)
Foreign exchange	337	60	20	417
At December 31, 2023	9,275	3,252	838	13,365

Accumulated Amortization
Balance at December 31, 2021	983	—	354	1,337
Depreciation	1,954	3	94	2,051
Foreign exchange	(142)	—	(27)	(169)
At December 31, 2022	2,795	3	421	3,219
Depreciation	151	32	69	252
Foreign exchange	66	1	12	79
At December 31, 2023	3,012	36	502	3,550

Carrying Value
At December 31, 2022	11,258	2,618	397	14,273
At December 31, 2023	6,263	3,216	336	9,815